Revenue (Tables)	12 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers
	For the year ended
	30 June 2023	30 June 2022
	RM	RM

Revenue from contracts with customers
Project management fees	33,485,000	6,850,000
Sale of goods	208,647,250	417,451,408
Rendering of information technology system	-	18,722,595
	242,132,250	443,024,003

Timing of revenue recognition
Transferred at a point in time	242,132,250	443,024,003